INCOME TAXES - Income Tax Expense (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Current tax expense	CAD 48	CAD 50
Deferred tax expense
Origination and reversal of temporary differences	286	168
Tax rate changes on deferred tax balances	(191)	(2)
(Increase) / Decrease in tax loss carry forward	(1)	(27)
Year Ended December 31 ($ millions)	94	139
Income tax expense	CAD 142	CAD 189